Segments (Segments) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales to external customers	$ 4,451,274	$ 4,801,206	$ 5,104,199	$ 5,072,594	$ 4,829,677	$ 5,252,144	$ 5,107,809	$ 4,833,934	$ 19,429,273	$ 20,023,564	$ 15,844,627
Intercompany sales
Depreciation expense									534,010	522,571	512,147
Amortization expense									73,011	67,829	70,455
Earnings before income taxes and noncontrolling interests									852,940	1,251,812	267,115
Segment assets	14,152,059				14,570,350				14,152,059	14,570,350	13,921,910
Capital expenditures									1,019,334	450,627	345,294
Steel Mills [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									13,317,980	13,960,245	10,860,760
Intercompany sales									2,595,767	2,405,590	1,719,937
Depreciation expense									366,117	371,984	370,458
Amortization expense									7,879		262
Earnings before income taxes and noncontrolling interests									1,161,449	1,808,859	872,566
Segment assets	7,669,917				6,440,868				7,669,917	6,440,868	6,061,823
Capital expenditures									369,314	181,178	186,236
Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									3,738,381	3,431,490	2,831,209
Intercompany sales									71,277	55,646	43,565
Depreciation expense									47,948	53,272	58,429
Amortization expense									35,152	38,743	40,745
Earnings before income taxes and noncontrolling interests									(17,140)	(60,282)	(173,433)
Segment assets	2,870,810				2,903,281				2,870,810	2,903,281	2,835,812
Capital expenditures									31,698	20,918	21,321
Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									1,909,095	2,128,391	1,814,329
Intercompany sales									9,514,163	10,436,379	8,052,986
Depreciation expense									112,939	92,250	78,308
Amortization expense									29,109	28,215	28,577
Earnings before income taxes and noncontrolling interests									55,264	156,180	112,306
Segment assets	3,379,742				2,925,651				3,379,742	2,925,651	2,713,819
Capital expenditures									604,312	245,337	125,536
All Other [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									463,817	503,438	338,329
Intercompany sales									13,644	24,869	8,616
Depreciation expense									65	56	90
Amortization expense									871	871	871
Earnings before income taxes and noncontrolling interests									821	4,296	4,344
Segment assets	200,775				152,107				200,775	152,107	170,174
Capital expenditures									149	15	24
Corporate/Eliminations [Member]
Segment Reporting Information [Line Items]
Intercompany sales									(12,194,851)	(12,922,484)	(9,825,104)
Depreciation expense									6,941	5,009	4,862
Amortization expense
Earnings before income taxes and noncontrolling interests									(347,454)	(657,241)	(548,668)
Segment assets	30,815				2,148,443				30,815	2,148,443	2,140,282
Capital expenditures									$ 13,861	$ 3,179	$ 12,177